UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced SmallCap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced SmallCap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                           15,200  AAR Corp. (b)                                          $     418,912
                                                      5,100  Applied Signal Technology, Inc.                               91,443
                                                      4,200  Armor Holdings, Inc. (b)                                     282,786
                                                      3,850  Ceradyne, Inc. (b)                                           210,749
                                                      6,500  Cubic Corp.                                                  140,660
                                                     18,200  Curtiss-Wright Corp.                                         701,428
                                                     11,800  EDO Corp.                                                    309,160
                                                     23,200  Esterline Technologies Corp. (b)                             952,824
                                                     17,325  Moog, Inc. Class A (b)                                       721,586
                                                     17,500  Teledyne Technologies, Inc. (b)                              655,200
                                                      9,100  Triumph Group, Inc.                                          503,594
                                                                                                                    -------------
                                                                                                                        4,988,342
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%                       15,500  EGL, Inc. (b)                                                614,265
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                                       1,000  Allegiant Travel Co. (b)                                      31,500
                                                     15,400  Frontier Airlines Holdings, Inc. (b)                          92,554
                                                     14,100  Mesa Air Group, Inc. (b)                                     106,173
                                                     45,700  SkyWest, Inc.                                              1,226,131
                                                                                                                    -------------
                                                                                                                        1,456,358
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.5%                                9,400  Bandag, Inc.                                                 476,486
                                                      7,700  Drew Industries, Inc. (b)                                    220,836
                                                     18,900  LKQ Corp. (b)                                                413,154
                                                     11,900  Standard Motor Products, Inc.                                203,133
                                                      3,400  Superior Industries International, Inc.                       70,822
                                                                                                                    -------------
                                                                                                                        1,384,431
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                   11,300  Monaco Coach Corp.                                           180,009
                                                     13,000  Winnebago Industries, Inc.                                   437,190
                                                                                                                    -------------
                                                                                                                          617,199
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.8%                                 15,000  3SBio, Inc. (b)(h)                                           165,300
                                                     16,500  Arqule, Inc. (b)                                             123,090
                                                     18,200  Digene Corp. (b)                                             771,862
                                                     22,900  Regeneron Pharmaceuticals, Inc. (b)                          495,098
                                                     13,000  Savient Pharmaceuticals, Inc. (b)                            156,260
                                                     13,700  Tanox, Inc. (b)                                              257,012
                                                                                                                    -------------
                                                                                                                        1,968,622
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%                              6,000  Apogee Enterprises, Inc.                                     120,240
                                                     16,000  Griffon Corp. (b)                                            396,000
                                                     37,800  Lennox International, Inc.                                 1,349,460
                                                      5,700  NCI Building Systems, Inc. (b)                               272,118
                                                     19,400  Simpson Manufacturing Co., Inc.                              598,296
                                                                                                                    -------------
                                                                                                                        2,736,114
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                               16,400  Investment Technology Group, Inc. (b)                        642,880
                                                     13,900  LaBranche & Co., Inc. (b)                                    113,424
                                                     13,800  Piper Jaffray Cos. (b)                                       854,772
                                                     10,100  SWS Group, Inc.                                              250,581
                                                                                                                    -------------
                                                                                                                        1,861,657
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                     10,000  Arch Chemicals, Inc.                                         312,200
                                                     14,200  Georgia Gulf Corp.                                           230,182
                                                     19,500  H.B. Fuller Co.                                              531,765
                                                     29,100  MacDermid, Inc.                                            1,014,717
                                                     10,000  OM Group, Inc. (b)                                           446,800
                                                      2,100  Penford Corp.                                                 42,294

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     26,400  PolyOne Corp. (b)                                      $     161,040
                                                      1,100  Quaker Chemical Corp.                                         26,191
                                                      1,200  The Scotts Miracle-Gro Co.                                    52,836
                                                     10,700  Tronox, Inc. Class B                                         149,586
                                                                                                                    -------------
                                                                                                                        2,967,611
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                              10,600  Boston Private Financial Holdings, Inc.                      295,952
                                                     11,700  Cascade Bancorp                                              303,381
                                                     18,900  Chittenden Corp.                                             570,591
                                                     18,800  Community Bank System, Inc.                                  393,296
                                                     29,520  East-West Bancorp, Inc.                                    1,085,450
                                                     41,600  First BanCorp                                                551,616
                                                     35,300  First Commonwealth Financial Corp.                           414,775
                                                      5,400  First Indiana Corp.                                          117,990
                                                      4,600  First Midwest Bancorp, Inc.                                  169,050
                                                     10,600  First Republic Bank                                          569,220
                                                     25,800  Glacier Bancorp, Inc.                                        620,232
                                                     21,800  Hanmi Financial Corp.                                        415,508
                                                     26,900  Irwin Financial Corp.                                        501,416
                                                      5,900  Nara Bancorp, Inc.                                           103,309
                                                      3,700  PrivateBancorp, Inc.                                         135,272
                                                     10,670  Prosperity Bancshares, Inc.                                  370,676
                                                     11,900  Provident Bankshares Corp.                                   391,034
                                                     17,100  The South Financial Group, Inc.                              422,712
                                                      3,000  Sterling Bancorp                                              54,300
                                                     18,100  Sterling Bancshares, Inc.                                    202,358
                                                     25,116  Sterling Financial Corp.                                     783,368
                                                     21,300  Susquehanna Bancshares, Inc.                                 493,947
                                                     24,500  TD Banknorth, Inc.                                           787,920
                                                     48,400  UCBH Holdings, Inc.                                          901,208
                                                     19,100  Umpqua Holdings Corp.                                        511,307
                                                     15,000  United Community Banks, Inc.                                 491,850
                                                     25,200  Whitney Holding Corp.                                        770,616
                                                     13,300  Wintrust Financial Corp.                                     593,313
                                                                                                                    -------------
                                                                                                                       13,021,667
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                                18,100  ABM Industries, Inc.                                         477,659
Supplies - 4.1%                                      24,400  Adesa, Inc.                                                  674,172
                                                     10,300  Administaff, Inc.                                            362,560
                                                      8,000  Angelica Corp.                                               220,320
                                                     37,200  Bowne & Co., Inc.                                            585,156
                                                      8,000  Brady Corp.                                                  249,600
                                                      2,000  CDI Corp.                                                     57,840
                                                     12,100  Central Parking Corp.                                        268,378
                                                      4,900  Consolidated Graphics, Inc. (b)                              362,845
                                                      7,800  G&K Services, Inc. Class A                                   282,984
                                                      7,000  Healthcare Services Group, Inc.                              200,550
                                                      4,700  Heidrick & Struggles International, Inc. (b)                 227,715
                                                     21,700  Interface, Inc. Class A                                      346,983
                                                     13,200  John H. Harland Co.                                          676,236
                                                     40,100  Labor Ready, Inc. (b)                                        761,499
                                                     21,100  School Specialty, Inc. (b)                                   761,921
                                                     25,400  Spherion Corp. (b)                                           224,028

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     55,700  Synagro Technologies, Inc.                             $     317,490
                                                     23,900  Tetra Tech, Inc. (b)                                         455,534
                                                     21,300  United Stationers, Inc. (b)                                1,276,296
                                                      9,000  Viad Corp.                                                   347,400
                                                      5,400  Volt Information Sciences, Inc. (b)                          141,426
                                                      7,575  Waste Connections, Inc. (b)                                  226,796
                                                     26,700  Watson Wyatt Worldwide, Inc.                               1,298,955
                                                                                                                    -------------
                                                                                                                       10,804,343
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%                         800  Audiovox Corp. Class A (b)                                    11,784
                                                      8,500  Bel Fuse, Inc.                                               329,035
                                                     10,300  Black Box Corp.                                              376,362
                                                      3,500  Blue Coat Systems, Inc. (b)                                  128,555
                                                     13,900  C-COR, Inc. (b)                                              192,654
                                                     12,100  Comtech Telecommunications Corp. (b)                         468,633
                                                      6,500  Comverse Technology, Inc. (b)                                138,775
                                                      2,500  Digi International, Inc. (b)                                  31,750
                                                     13,500  Ditech Networks, Inc. (b)                                    109,620
                                                     31,000  Harmonic, Inc. (b)                                           304,420
                                                      8,900  Inter-Tel, Inc.                                              210,396
                                                     10,700  NETGEAR, Inc. (b)                                            305,271
                                                        500  Network Equipment Technologies, Inc. (b)                       4,850
                                                        200  PC-Tel, Inc. (b)                                               2,034
                                                      4,200  SafeNet, Inc. (b)                                            118,860
                                                      8,000  Symmetricom, Inc. (b)                                         66,400
                                                     11,300  Tollgrade Communications, Inc. (b)                           141,928
                                                     22,300  Viasat, Inc. (b)                                             735,231
                                                                                                                    -------------
                                                                                                                        3,676,558
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%                        3,333  Avid Technology, Inc. (b)                                    116,255
                                                        500  Komag, Inc. (b)                                               16,365
                                                      7,100  Synaptics, Inc. (b)                                          181,618
                                                                                                                    -------------
                                                                                                                          314,238
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.3%                    20,000  EMCOR Group, Inc. (b)                                      1,179,600
                                                     20,600  The Shaw Group, Inc. (b)                                     644,162
                                                     34,100  URS Corp. (b)                                              1,452,319
                                                                                                                    -------------
                                                                                                                        3,276,081
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%                        15,400  Texas Industries, Inc.                                     1,163,162
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                               9,400  Cash America International, Inc.                             385,400
                                                     11,900  First Cash Financial Services, Inc. (b)                      265,132
                                                     52,100  Rewards Network, Inc. (b)                                    276,130
                                                                                                                    -------------
                                                                                                                          926,662
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%                        16,300  AptarGroup, Inc.                                           1,090,959
                                                      3,940  Myers Industries, Inc.                                        73,599
                                                     10,400  Rock-Tenn Co. Class A                                        345,280
                                                                                                                    -------------
                                                                                                                        1,509,838
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                                  13,760  Brightpoint, Inc. (b)                                        157,414
                                                     28,100  Building Material Holding Corp.                              508,891
                                                                                                                    -------------
                                                                                                                          666,305
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.2%                 20,000  Bright Horizons Family Solutions, Inc. (b)                   755,000
                                                      3,900  CPI Corp.                                                    204,789
                                                     26,700  Coinstar, Inc. (b)                                           835,710
                                                    101,200  Educate, Inc. (b)                                            775,192

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                        700  Laureate Education, Inc. (b)                           $      41,279
                                                     22,000  The ServiceMaster Co.                                        338,580
                                                      9,600  Universal Technical Institute, Inc. (b)                      221,568
                                                                                                                    -------------
                                                                                                                        3,172,118
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                             1  Citizens Communications Co.                                       12
Services - 0.2%                                       6,500  FairPoint Communications, Inc.                               124,865
                                                     10,400  General Communication, Inc. Class A (b)                      145,600
                                                     25,000  IMPSAT Fiber Networks, Inc.                                  226,500
                                                                                                                    -------------
                                                                                                                          496,977
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                            15,100  Central Vermont Public Service Corp.                         435,182
                                                     43,200  Cleco Corp.                                                1,115,856
                                                      7,100  Green Mountain Power Corp.                                   247,577
                                                     18,100  Unisource Energy Corp.                                       679,655
                                                                                                                    -------------
                                                                                                                        2,478,270
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%                          22,000  AO Smith Corp.                                               840,840
                                                     26,300  Acuity Brands, Inc.                                        1,431,772
                                                     18,000  Belden CDT, Inc.                                             964,620
                                                     26,400  C&D Technologies, Inc.                                       132,792
                                                      5,500  First Solar, Inc. (b)                                        286,055
                                                     23,200  Regal-Beloit Corp.                                         1,076,016
                                                      8,200  Vicor Corp.                                                   82,164
                                                     12,200  Woodward Governor Co.                                        502,274
                                                                                                                    -------------
                                                                                                                        5,316,533
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                               31,800  Aeroflex, Inc. (b)                                           418,170
Instruments - 4.2%                                   12,700  Agilysys, Inc.                                               285,369
                                                     10,900  Anixter International, Inc. (b)                              718,746
                                                     29,850  Benchmark Electronics, Inc. (b)                              616,701
                                                      7,800  CTS Corp.                                                    107,796
                                                     11,500  Checkpoint Systems, Inc. (b)                                 272,090
                                                     24,200  Cognex Corp.                                                 524,414
                                                     24,400  Coherent, Inc. (b)                                           774,456
                                                     13,100  Daktronics, Inc.                                             359,464
                                                      8,100  Electro Scientific Industries, Inc. (b)                      155,844
                                                     14,200  Flir Systems, Inc. (b)                                       506,514
                                                     15,900  Gerber Scientific, Inc. (b)                                  168,699
                                                     15,400  Global Imaging Systems, Inc. (b)                             300,300
                                                     36,700  Insight Enterprises, Inc. (b)                                659,866
                                                      2,900  Itron, Inc. (b)                                              188,616
                                                      8,900  Keithley Instruments, Inc.                                   136,081
                                                      9,200  Littelfuse, Inc. (b)                                         373,520
                                                      7,500  LoJack Corp. (b)                                             142,350
                                                     18,800  MTS Systems Corp.                                            730,192
                                                     15,500  Methode Electronics, Inc.                                    228,935
                                                      5,200  Park Electrochemical Corp.                                   141,024
                                                      7,400  Planar Systems, Inc. (b)                                      64,158
                                                     20,400  Plexus Corp. (b)                                             349,860
                                                      9,000  Radisys Corp. (b)                                            147,060
                                                      7,300  Rogers Corp. (b)                                             323,755
                                                     15,000  ScanSource, Inc. (b)                                         402,600

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     21,500  Technitrol, Inc.                                       $     563,085
                                                     46,400  Trimble Navigation Ltd. (b)                                1,245,376
                                                                                                                    -------------
                                                                                                                       10,905,041
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.9%                    8,600  Atwood Oceanics, Inc. (b)                                    504,734
                                                     23,400  Bristow Group, Inc. (b)                                      852,930
                                                      5,400  CARBO Ceramics, Inc.                                         251,370
                                                     22,200  Hornbeck Offshore Services, Inc. (b)                         636,030
                                                     18,400  Hydril Co. (b)                                             1,770,816
                                                     20,500  Input/Output, Inc. (b)                                       282,490
                                                     23,000  Lone Star Technologies, Inc. (b)                           1,518,690
                                                      4,300  Lufkin Industries, Inc.                                      241,574
                                                     20,100  Oceaneering International, Inc. (b)                          846,612
                                                     14,300  SEACOR Holdings, Inc. (b)                                  1,407,120
                                                     25,650  Tetra Technologies, Inc. (b)                                 633,811
                                                     17,200  Unit Corp. (b)                                               870,148
                                                      9,600  W-H Energy Services, Inc. (b)                                448,704
                                                                                                                    -------------
                                                                                                                       10,265,029
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.3%                       3,700  BJ's Wholesale Club, Inc. (b)                                125,171
                                                      3,006  CVS Corp./Caremark Corp.                                     102,625
                                                     26,200  Casey's General Stores, Inc.                                 655,262
                                                     21,400  Longs Drug Stores Corp.                                    1,105,096
                                                      5,700  Performance Food Group Co. (b)                               175,959
                                                     18,200  Smart & Final, Inc. (b)                                      396,214
                                                      9,500  Spartan Stores, Inc.                                         254,600
                                                     21,400  United Natural Foods, Inc. (b)                               655,696
                                                                                                                    -------------
                                                                                                                        3,470,623
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                                  2,900  American Italian Pasta Co. Class A (b)                        30,450
                                                     47,800  Corn Products International, Inc.                          1,701,202
                                                     11,900  Delta & Pine Land Co.                                        490,280
                                                        900  Flowers Foods, Inc.                                           27,153
                                                      5,700  J&J Snack Foods Corp.                                        225,093
                                                     12,700  Lance, Inc.                                                  257,048
                                                     13,300  Ralcorp Holdings, Inc. (b)                                   855,190
                                                      6,600  Sanderson Farms, Inc.                                        244,596
                                                                                                                    -------------
                                                                                                                        3,831,012
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.8%                                 37,700  Atmos Energy Corp.                                         1,179,256
                                                      9,800  Cascade Natural Gas Corp.                                    258,230
                                                     28,400  Energen Corp.                                              1,445,276
                                                      8,800  The Laclede Group, Inc.                                      273,504
                                                     14,500  Northwest Natural Gas Co.                                    662,215
                                                     11,200  Piedmont Natural Gas Co.                                     295,456
                                                     25,605  Southern Union Co.                                           778,136
                                                     30,700  Southwest Gas Corp.                                        1,193,309
                                                     45,600  UGI Corp.                                                  1,217,976
                                                                                                                    -------------
                                                                                                                        7,303,358
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                               5,100  Accuray, Inc. (b)                                            113,424
Supplies - 5.0%                                      49,000  American Medical Systems Holdings, Inc. (b)                1,037,330
                                                        600  ArthroCare Corp. (b)                                          21,624
                                                      9,200  Biomet, Inc.                                                 390,908
                                                      1,900  Biosite, Inc. (b)                                            159,543
                                                     28,800  CONMED Corp. (b)                                             841,824

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     16,879  Cooper Cos., Inc.                                      $     820,657
                                                     11,800  DJO, Inc. (b)                                                447,220
                                                     15,700  Dionex Corp. (b)                                           1,069,327
                                                      9,100  Greatbatch, Inc. (b)                                         232,050
                                                     16,100  Hologic, Inc. (b)                                            928,004
                                                     12,000  Idexx Laboratories, Inc. (b)                               1,051,560
                                                     24,625  Immucor, Inc. (b)                                            724,714
                                                     11,300  Integra LifeSciences Holdings Corp. (b)                      515,054
                                                     27,600  IntraLase Corp. (b)                                          689,448
                                                     32,900  Invacare Corp.                                               573,776
                                                     28,100  Mentor Corp.                                               1,292,600
                                                     22,177  Meridian Bioscience, Inc.                                    615,634
                                                      4,000  Merit Medical Systems, Inc. (b)                               50,200
                                                      7,500  Osteotech, Inc. (b)                                           57,300
                                                      7,500  Possis Medical, Inc. (b)                                      97,575
                                                     16,600  Respironics, Inc. (b)                                        697,034
                                                      3,500  SurModics, Inc. (b)                                          126,000
                                                     19,500  Theragenics Corp. (b)                                        122,070
                                                      9,700  Viasys Healthcare, Inc. (b)                                  329,703
                                                                                                                    -------------
                                                                                                                       13,004,579
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                              34,500  AMERIGROUP Corp. (b)                                       1,048,800
Services - 5.2%                                      18,900  AMN Healthcare Services, Inc. (b)                            427,518
                                                      2,850  Amsurg Corp. (b)                                              69,796
                                                      2,100  Centene Corp. (b)                                             44,079
                                                      9,100  Chemed Corp.                                                 445,536
                                                      3,600  Cross Country Healthcare, Inc. (b)                            65,628
                                                        100  CryoLife, Inc. (b)                                               841
                                                      6,300  Genesis HealthCare Corp. (b)                                 397,593
                                                      5,700  Gentiva Health Services, Inc. (b)                            114,969
                                                     16,800  Healthways, Inc. (b)                                         785,400
                                                      8,000  Horizon Health Corp. (b)                                     156,400
                                                     21,500  inVentiv Health, Inc. (b)                                    823,235
                                                        300  LCA-Vision, Inc.                                              12,357
                                                     21,350  Odyssey HealthCare, Inc. (b)                                 280,326
                                                     11,600  Option Care, Inc.                                            154,280
                                                     31,300  Owens & Minor, Inc.                                        1,149,649
                                                     50,795  PSS World Medical, Inc. (b)                                1,073,806
                                                     29,600  Pediatrix Medical Group, Inc. (b)                          1,688,976
                                                     41,400  Sierra Health Services, Inc. (b)                           1,704,438
                                                     29,700  Sunrise Senior Living, Inc. (b)                            1,173,744
                                                      9,100  Triad Hospitals, Inc. (b)                                    475,475
                                                     50,800  United Surgical Partners International, Inc. (b)           1,565,148
                                                                                                                    -------------
                                                                                                                       13,657,994
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%                         4,200  Allscripts Healthcare Solutions, Inc. (b)                    112,602
                                                     47,000  Dendrite International, Inc. (b)                             736,020
                                                                                                                    -------------
                                                                                                                          848,622
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.9%                  3,300  Ark Restaurants Corp.                                        111,771
                                                     25,600  CEC Entertainment, Inc. (b)                                1,063,424
                                                     23,000  CKE Restaurants, Inc.                                        433,780
                                                      8,100  California Pizza Kitchen, Inc. (b)                           266,409
                                                      9,100  Four Seasons Hotels Inc.                                     730,730

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      2,200  Harrah's Entertainment, Inc.                           $     185,790
                                                     15,300  IHOP Corp.                                                   897,345
                                                      2,700  Isle of Capri Casinos, Inc. (b)                               69,174
                                                     22,300  Jack in the Box, Inc. (b)                                  1,541,599
                                                     13,900  Marcus Corp.                                                 323,314
                                                      4,600  Monarch Casino & Resort, Inc. (b)                            119,600
                                                     15,700  O'Charleys, Inc. (b)                                         302,853
                                                        900  OSI Restaurant Partners, Inc.                                 35,550
                                                      5,800  PF Chang's China Bistro, Inc. (b)                            242,904
                                                      3,500  Panera Bread Co. Class A (b)                                 206,710
                                                      5,800  Papa John's International, Inc. (b)                          170,520
                                                        100  Peet's Coffee & Tea, Inc. (b)                                  2,762
                                                     24,900  Pinnacle Entertainment, Inc. (b)                             723,843
                                                     18,050  Rare Hospitality International, Inc. (b)                     543,125
                                                     34,300  Sonic Corp. (b)                                              764,204
                                                      1,500  Station Casinos, Inc.                                        129,855
                                                      4,500  The Steak n Shake Co. (b)                                     75,465
                                                     25,800  Triarc Cos.                                                  443,502
                                                      6,000  Trump Entertainment Resorts, Inc. (b)                        108,420
                                                     19,800  WMS Industries, Inc. (b)                                     776,952
                                                                                                                    -------------
                                                                                                                       10,269,601
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%                             6,800  Bassett Furniture Industries, Inc.                           100,096
                                                     13,900  La-Z-Boy, Inc.                                               172,082
                                                      8,800  Lenox Group, Inc. (b)                                         57,904
                                                      2,777  NVR, Inc. (b)                                              1,846,705
                                                     17,900  Russ Berrie & Co., Inc. (b)                                  252,390
                                                        400  Skyline Corp.                                                 13,496
                                                      9,400  Standard-Pacific Corp.                                       196,178
                                                                                                                    -------------
                                                                                                                        2,638,851
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                            30,450  Central Garden and Pet Co. (b)                               449,747
                                                     25,000  Spectrum Brands, Inc. (b)                                    158,250
                                                                                                                    -------------
                                                                                                                          607,997
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.9%                                   10,200  CACI International, Inc. Class A (b)                         477,972
                                                     32,000  Carreker Corp. (b)                                           256,640
                                                     71,000  Ciber, Inc. (b)                                              558,770
                                                     14,800  eFunds Corp. (b)                                             394,568
                                                     24,300  Gevity HR, Inc.                                              479,682
                                                      5,000  Integral Systems, Inc.                                       120,850
                                                     12,500  Keane, Inc. (b)                                              169,750
                                                     13,200  MAXIMUS, Inc.                                                455,136
                                                      3,900  Mantech International Corp. Class A (b)                      130,299
                                                     28,800  SYKES Enterprises, Inc. (b)                                  525,312
                                                     41,300  Sabre Holdings Corp. Class A                               1,352,575
                                                     12,500  Startek, Inc.                                                122,375
                                                                                                                    -------------
                                                                                                                        5,043,929
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                         1,100  TXU Corp.                                                     70,510
Energy Traders - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                      30,000  Tredegar Corp.                                               683,700
                                                      4,600  Walter Industries, Inc.                                      113,850
                                                                                                                    -------------
                                                                                                                          797,550
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.6%                                     30,650  Delphi Financial Group, Inc. Class A                   $   1,233,049
                                                      9,400  Direct General Corp.                                         199,844
                                                     26,000  Hilb Rogal & Hobbs Co.                                     1,275,300
                                                      9,600  LandAmerica Financial Group, Inc.                            709,536
                                                     24,400  Philadelphia Consolidated Holding Co. (b)                  1,073,356
                                                     15,500  Presidential Life Corp.                                      305,660
                                                     13,700  ProAssurance Corp. (b)                                       700,755
                                                      6,000  RLI Corp.                                                    329,580
                                                      4,200  SCPIE Holdings, Inc. (b)                                      95,340
                                                      8,073  Safety Insurance Group, Inc.                                 323,889
                                                     37,100  Selective Insurance Group, Inc.                              944,566
                                                     10,800  Stewart Information Services Corp.                           451,332
                                                     36,100  USI Holdings Corp. (b)                                       608,285
                                                     25,850  Zenith National Insurance Corp.                            1,221,930
                                                                                                                    -------------
                                                                                                                        9,472,422
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                      6,000  Blue Nile, Inc. (b)                                          243,960
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%                   6,200  aQuantive, Inc. (b)                                          173,042
                                                     16,900  InfoSpace, Inc. (b)                                          433,823
                                                     15,600  j2 Global Communications, Inc. (b)                           432,432
                                                     12,400  MIVA, Inc. (b)                                                47,616
                                                     53,200  United Online, Inc.                                          746,396
                                                     15,500  WebEx Communications, Inc. (b)                               881,330
                                                     14,600  Websense, Inc. (b)                                           335,654
                                                                                                                    -------------
                                                                                                                        3,050,293
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.7%                   5,200  Arctic Cat, Inc.                                             101,348
                                                     11,500  Jakks Pacific, Inc. (b)                                      274,850
                                                     12,200  Polaris Industries, Inc.                                     585,356
                                                      5,100  Pool Corp.                                                   182,580
                                                     15,800  RC2 Corp. (b)                                                638,162
                                                                                                                    -------------
                                                                                                                        1,782,296
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                                    26  Enzo Biochem, Inc. (b)                                           392
Services - 0.4%                                       2,900  Kendle International, Inc. (b)                               103,008
                                                     11,300  Parexel International Corp. (b)                              406,461
                                                     19,000  PharmaNet Development Group, Inc. (b)                        494,000
                                                                                                                    -------------
                                                                                                                        1,003,861
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                                     15,300  Astec Industries, Inc. (b)                                   615,825
                                                     10,300  Barnes Group, Inc.                                           237,003
                                                     21,200  Briggs & Stratton Corp.                                      654,020
                                                      4,600  Cascade Corp.                                                275,126
                                                     17,600  Clarcor, Inc.                                                559,680
                                                     18,900  EnPro Industries, Inc. (b)                                   681,345
                                                     16,200  Flow International Corp. (b)                                 173,988
                                                     19,400  Gardner Denver, Inc. (b)                                     676,090
                                                     20,500  IDEX Corp.                                                 1,043,040
                                                     14,800  Kaydon Corp.                                                 629,888
                                                      7,000  Lydall, Inc. (b)                                             111,230
                                                     24,700  Manitowoc Co.                                              1,569,191
                                                     23,400  Mueller Industries, Inc.                                     704,340
                                                      4,600  Robbins & Myers, Inc.                                        171,534
                                                     15,100  Toro Co.                                                     773,724
                                                     14,700  Valmont Industries, Inc.                                     850,101
                                                                                                                    -------------
                                                                                                                        9,726,125
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                                        26,200  Kirby Corp. (b)                                        $     916,476
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                          5,600  4Kids Entertainment, Inc. (b)                                105,952
                                                      9,200  Arbitron, Inc.                                               431,940
                                                      4,100  Catalina Marketing Corp.                                     129,478
                                                      5,900  Clear Channel Communications, Inc.                           206,736
                                                      5,700  Live Nation, Inc. (b)                                        125,742
                                                     15,000  ProQuest Co. (b)                                             135,000
                                                     31,700  Radio One, Inc. Class D (b)                                  204,782
                                                                                                                    -------------
                                                                                                                        1,339,630
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.3%                                8,390  AM Castle & Co.                                              246,330
                                                      4,900  AMCOL International Corp.                                    145,285
                                                      8,400  Brush Engineered Materials, Inc. (b)                         407,148
                                                     14,400  Carpenter Technology Corp.                                 1,738,944
                                                        200  Century Aluminum Co. (b)                                       9,376
                                                     19,200  Chaparral Steel Co.                                        1,116,864
                                                     17,200  Cleveland-Cliffs, Inc.                                     1,100,972
                                                     12,000  Gibraltar Industries, Inc.                                   271,440
                                                     15,300  Novelis, Inc.                                                674,883
                                                     26,575  Quanex Corp.                                               1,125,451
                                                     13,500  RTI International Metals, Inc. (b)                         1,228,635
                                                     10,900  Ryerson, Inc.                                                431,858
                                                      6,500  Steel Technologies, Inc.                                     192,270
                                                                                                                    -------------
                                                                                                                        8,689,456
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                               27,200  Avista Corp.                                                 659,056
                                                      1,600  CH Energy Group, Inc.                                         77,904
                                                     11,700  NorthWestern Corp.                                           414,531
                                                                                                                    -------------
                                                                                                                        1,151,491
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                               3,900  Dollar General Corp.                                          82,485
                                                     16,700  Fred's, Inc.                                                 245,490
                                                      6,500  Retail Ventures, Inc. (b)                                    136,825
                                                                                                                    -------------
                                                                                                                          464,800
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.9%                   20,700  Cabot Oil & Gas Corp. Class A                              1,393,524
                                                     15,000  Energy Partners Ltd. (b)                                     272,250
                                                     22,647  Helix Energy Solutions Group, Inc. (b)                       844,507
                                                     17,600  Massey Energy Co.                                            422,224
                                                     13,700  Penn Virginia Corp.                                        1,005,580
                                                     14,300  Petroleum Development Corp. (b)                              766,051
                                                     38,100  St. Mary Land & Exploration Co.                            1,397,508
                                                     15,700  Stone Energy Corp. (b)                                       466,133
                                                     12,300  Swift Energy Co. (b)                                         513,771
                                                      9,000  World Fuel Services Corp.                                    416,340
                                                                                                                    -------------
                                                                                                                        7,497,888
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                       15,600  Buckeye Technologies, Inc. (b)                               202,488
                                                      3,600  Deltic Timber Corp.                                          172,656
                                                      2,600  Neenah Paper, Inc.                                           103,324
                                                      7,200  Pope & Talbot, Inc. (b)                                       48,600
                                                      6,500  Schweitzer-Mauduit International, Inc.                       161,525
                                                      9,800  Wausau Paper Corp.                                           140,728
                                                                                                                    -------------
                                                                                                                          829,321
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                              6,900  Mannatech, Inc.                                              110,814
                                                     30,000  NBTY, Inc. (b)                                             1,591,200

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     16,000  Playtex Products, Inc. (b)                             $     217,120
                                                                                                                    -------------
                                                                                                                        1,919,134
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                               27,800  Alpharma, Inc. Class A                                       669,424
                                                      7,200  Bradley Pharmaceuticals, Inc. (b)                            138,168
                                                     12,700  MGI Pharma, Inc. (b)                                         285,369
                                                      1,600  New River Pharmaceuticals, Inc. (b)                          101,808
                                                     23,200  Noven Pharmaceuticals, Inc. (b)                              538,240
                                                      8,900  Sciele Pharma, Inc. (b)                                      210,752
                                                     28,900  ViroPharma, Inc. (b)                                         414,715
                                                                                                                    -------------
                                                                                                                        2,358,476
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                        16,900  Colonial Properties Trust                                    771,823
(REITs) - 3.6%                                        7,300  Eastgroup Properties, Inc.                                   372,519
                                                     19,000  Entertainment Properties Trust                             1,144,750
                                                      9,000  Essex Property Trust, Inc.                                 1,165,320
                                                     54,627  Government Properties Trust, Inc.                            584,509
                                                     34,700  Inland Real Estate Corp.                                     636,398
                                                      6,300  Kilroy Realty Corp.                                          464,625
                                                     13,400  LTC Properties, Inc.                                         347,194
                                                     12,500  Longview Fibre Co.                                           307,875
                                                     17,000  Medical Properties Trust, Inc.                               249,730
                                                      9,900  Mid-America Apartment Communities, Inc.                      556,974
                                                      2,100  National Retail Properties, Inc.                              50,799
                                                     37,400  New Plan Excel Realty Trust                                1,235,322
                                                      6,600  PS Business Parks, Inc.                                      465,432
                                                      3,700  Parkway Properties, Inc.                                     193,325
                                                     24,710  Senior Housing Properties Trust                              590,569
                                                      6,000  Sovran Self Storage, Inc.                                    332,460
                                                                                                                    -------------
                                                                                                                        9,469,624
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                             32,200  Realogy Corp. (b)                                            953,442
Development - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                                   20,133  Heartland Express, Inc.                                      319,712
                                                     14,500  Kansas City Southern (b)                                     515,910
                                                      3,200  Laidlaw International, Inc.                                  110,720
                                                     24,500  Landstar System, Inc.                                      1,123,080
                                                     11,800  Swift Transportation Co., Inc. (b)                           367,688
                                                                                                                    -------------
                                                                                                                        2,437,110
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       10,600  ATMI, Inc. (b)                                               324,042
Equipment - 3.8%                                     14,000  Actel Corp. (b)                                              231,280
                                                     14,900  Advanced Energy Industries, Inc. (b)                         313,496
                                                     42,000  Axcelis Technologies, Inc. (b)                               320,880
                                                     24,914  Brooks Automation, Inc. (b)                                  427,275
                                                      9,900  Cabot Microelectronics Corp. (b)                             331,749
                                                     26,400  Cymer, Inc. (b)                                            1,096,920
                                                      6,000  DSP Group, Inc. (b)                                          114,000
                                                      8,300  Diodes, Inc. (b)                                             289,255
                                                     46,200  Exar Corp. (b)                                               611,688
                                                     10,700  FEI Co. (b)                                                  385,842
                                                     18,900  Intevac, Inc. (b)                                            498,393
                                                      5,000  JA Solar Holdings Co. Ltd. (h)                                90,450
                                                     82,800  Kopin Corp. (b)                                              279,864
                                                     23,700  Kulicke & Soffa Industries, Inc. (b)                         219,225

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     16,000  MKS Instruments, Inc. (b)                              $     408,320
                                                     31,500  Microsemi Corp. (b)                                          655,515
                                                      1,200  Pericom Semiconductor Corp. (b)                               11,736
                                                     17,300  Photronics, Inc. (b)                                         269,015
                                                      4,700  Rudolph Technologies, Inc. (b)                                81,968
                                                     54,800  Skyworks Solutions, Inc. (b)                                 315,100
                                                     19,400  Standard Microsystems Corp. (b)                              592,476
                                                      4,500  Supertex, Inc. (b)                                           149,445
                                                     31,300  Varian Semiconductor Equipment Associates, Inc. (b)        1,670,794
                                                      7,600  Veeco Instruments, Inc. (b)                                  148,200
                                                                                                                    -------------
                                                                                                                        9,836,928
---------------------------------------------------------------------------------------------------------------------------------
Software - 4.4%                                      38,900  Altiris, Inc. (b)                                          1,280,199
                                                     13,500  Ansys, Inc. (b)                                              685,395
                                                     19,800  Blackbaud, Inc.                                              483,516
                                                     11,700  Captaris, Inc. (b)                                            67,743
                                                     18,400  Factset Research Systems, Inc.                             1,156,440
                                                     42,800  Hyperion Solutions Corp. (b)                               2,218,324
                                                     12,100  JDA Software Group, Inc. (b)                                 181,863
                                                     13,200  Kronos, Inc. (b)                                             706,200
                                                     25,400  Manhattan Associates, Inc. (b)                               696,722
                                                      5,900  Mapinfo Corp. (b)                                            118,767
                                                     14,000  Micros Systems, Inc. (b)                                     755,860
                                                     19,300  Napster, Inc. (b)                                             79,902
                                                     11,100  Phoenix Technologies Ltd. (b)                                 69,375
                                                     12,300  Progress Software Corp. (b)                                  383,760
                                                      4,100  Quality Systems, Inc.                                        164,000
                                                      3,600  Radiant Systems, Inc. (b)                                     46,908
                                                     18,000  SPSS, Inc. (b)                                               649,800
                                                     21,600  Secure Computing Corp. (b)                                   166,320
                                                     10,500  THQ, Inc. (b)                                                358,995
                                                      9,950  Take-Two Interactive Software, Inc. (b)                      200,393
                                                      9,500  Talx Corp.                                                   314,735
                                                     15,100  Ulticom, Inc. (b)                                            123,820
                                                      3,800  Verint Systems, Inc. (b)                                     122,170
                                                     14,800  Witness Systems, Inc. (b)                                    398,860
                                                                                                                    -------------
                                                                                                                       11,430,067
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.9%                                 300  Aaron Rents, Inc.                                              7,932
                                                     19,600  Brown Shoe Co., Inc. (f)                                     823,200
                                                     13,250  The Cato Corp. Class A                                       309,917
                                                      7,900  The Children's Place Retail Stores, Inc. (b)                 440,504
                                                     27,950  Christopher & Banks Corp.                                    544,186
                                                      3,700  Claire's Stores, Inc.                                        118,844
                                                     37,000  Dress Barn, Inc. (b)                                         769,970
                                                     12,200  Genesco, Inc. (b)                                            506,666
                                                     18,900  Group 1 Automotive, Inc.                                     751,653
                                                      1,300  Guitar Center, Inc. (b)                                       58,656
                                                     19,600  Gymboree Corp. (b)                                           785,372
                                                     11,100  HOT Topic, Inc. (b)                                          123,210
                                                     11,500  Haverty Furniture Cos., Inc.                                 161,000
                                                     10,100  Hibbett Sports, Inc. (b)                                     288,759
                                                      7,625  Jos. A. Bank Clothiers, Inc. (b)                             269,544

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                     Shares
Industry                                               Held  Common Stocks                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                                                     29,300  Men's Wearhouse, Inc.                                  $   1,378,565
                                                      4,000  Payless Shoesource, Inc. (b)                                 132,800
                                                     27,800  Sonic Automotive, Inc.                                       792,300
                                                     13,725  Stage Stores, Inc.                                           319,930
                                                     11,400  Stein Mart, Inc.                                             186,048
                                                     12,800  Tractor Supply Co. (b)                                       659,200
                                                     10,200  Tween Brands, Inc. (b)                                       364,344
                                                      9,900  Zale Corp. (b)                                               261,162
                                                                                                                    -------------
                                                                                                                       10,053,762
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                                   6,300  Ashworth, Inc. (b)                                            47,691
Luxury Goods - 1.8%                                   6,300  CROCS, Inc. (b)                                              297,675
                                                     14,900  Fossil, Inc. (b)                                             394,403
                                                        700  Heelys, Inc. (b)                                              20,538
                                                     24,800  K-Swiss, Inc. Class A                                        670,096
                                                     25,100  Kellwood Co. (f)                                             736,183
                                                      8,800  Movado Group, Inc.                                           259,160
                                                      9,300  Oxford Industries, Inc.                                      459,792
                                                     14,200  Quiksilver, Inc. (b)                                         164,720
                                                     21,800  Skechers U.S.A., Inc. Class A (b)                            731,826
                                                      7,700  Stride Rite Corp.                                            118,503
                                                      5,500  Unifirst Corp.                                               211,035
                                                     24,250  Wolverine World Wide, Inc.                                   692,823
                                                                                                                    -------------
                                                                                                                        4,804,445
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.4%                    26,200  BankAtlantic Bancorp, Inc. Class A                           287,152
                                                     13,200  BankUnited Financial Corp. Class A                           279,972
                                                      1,250  Charter Financial Corp.                                       59,687
                                                     10,600  Corus Bankshares, Inc.                                       180,836
                                                     15,400  Downey Financial Corp.                                       993,916
                                                      4,800  FirstFed Financial Corp. (b)                                 272,784
                                                     54,100  Flagstar Bancorp, Inc.                                       646,495
                                                     62,400  Fremont General Corp.                                        432,432
                                                      5,100  Triad Guaranty, Inc. (b)                                     211,191
                                                     17,800  TrustCo Bank Corp. NY                                        170,524
                                                                                                                    -------------
                                                                                                                        3,534,989
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                       71,600  Alliance One International, Inc. (b)                         660,868
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                                  15,325  Applied Industrial Technologies, Inc.                        375,922
Distributors - 0.5%                                  17,100  Kaman Corp. Class A                                          398,601
                                                     10,100  Watsco, Inc.                                                 515,807
                                                                                                                    -------------
                                                                                                                        1,290,330
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                           12,600  Price Communications Corp.                                   252,000
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost - $206,563,580) - 96.9%        253,301,241
---------------------------------------------------------------------------------------------------------------------------------
                                                             Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------------------
                                                     77,731  iShares S&P SmallCap 600 Index Fund                        5,275,603
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Exchange-Traded Funds
                                                             (Cost - $4,903,591) - 2.0%                                 5,275,603
---------------------------------------------------------------------------------------------------------------------------------

                                                       Face
                                                     Amount  Fixed Income Securities
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                              $ 250,000  Flir Systems,0Inc., 3% due 6/01/2023 (a)                     420,625
& Instruments - 0.2%
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series Trust Schedule of Investments as of March 31, 2007

                                                       Face
Industry                                             Amount  Fixed Income Securities                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                                  $ 300,000  LandAmerica Financial Group, Inc., 3.25%
                                                             due 5/15/2034 (a)(c)                                   $     438,000
                                                    650,000  Selective Insurance Group, Inc., 1.616%
                                                             due 9/24/2032 (a)(g)                                         432,250
                                                                                                                    -------------
                                                                                                                          870,250
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities
                                                             (Cost - $1,043,153) - 0.5%                                 1,290,875
---------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
                                                   Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                $ 2,311,470  BlackRock Liquidity Series,
                                                             LLC Cash Sweep Series, 5.26% (d)(e)                        2,311,470
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $2,311,470) - 0.9%                                 2,311,470
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $214,821,794*) - 100.3%        262,179,189

                                                             Liabilities in Excess of Other Assets - (0.3%)             (873,605)
                                                                                                                    -------------
                                                             Net Assets - 100.0%                                    $ 261,305,584
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 216,007,386
                                                                  =============
      Gross unrealized appreciation                               $  50,188,798
      Gross unrealized depreciation                                  (4,016,995)
                                                                  -------------
      Net unrealized appreciation                                 $  46,171,803
                                                                  =============

(a)   Convertible security.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                     $ (2,243,834)           $ 98,548
      --------------------------------------------------------------------------

(e)   Represents the current yield as of March 31, 2007.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchases by the Series.
(h)   Depositary receipts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                          Expiration       Face       Unrealized
      Contracts     Issue                  Date           Value     Appreciation
      --------------------------------------------------------------------------
      53            Russell 2000 Index    June 2007   $ 20,786,554    $ 625,446
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced SmallCap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: May 21, 2007